Related Party Transactions	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Related Party Transactions

12 - RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2014, 2013 and 2012 except for the 5,000,000 shares of common stock, valued at $50,000 issued on July 7, 2012 and for stock options issued through the year with a fair market value of $8,501, $19,953, and $2,001 for the fiscal years 2014, 2013 and 2012 respectively. The CEO is also a director and the controlling shareholder.

A director of the Company is a director and principal owner of a company that provides hosting services to ZIM. During the fiscal year ending March 31, 2014 the company paid $23,993 for these hosting services.